Property, plant and equipment - Summary (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 62,025,794	R$ 59,289,069	R$ 50,656,634
Additions	4,438,062	11,281,141
Additions of merged companies		589,165
Write-offs	(88,289)	(251,392)
Depreciation	(1,628,879)	(3,029,130)
Transfers and other	15,831	42,651
Property, plant and equipment, pledged as security	17,119,831	16,332,447
Property, Plant and Equipment, Interest Costs Capitalised	R$ 802,515	R$ 1,160,364
Average Capitalisation Rate Per Month, Property, Plant and Equipment	10.55%	10.98%
Cerrado Project
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R$ 587,112
Accumulated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	96,416,052	R$ 92,324,815	80,946,127
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(34,390,258)	(33,035,746)	(30,289,493)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,910,309	14,859,189	14,486,408
Additions	305	54,027
Additions of merged companies		4,572
Write-offs	(1,222)	(25,090)
Depreciation
Transfers and other	52,037	339,272
Land | Accumulated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,910,309	14,859,189	14,486,408
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.63%
Property, plant and equipment	R$ 5,905,564	5,906,494	5,764,977
Additions	479	15
Additions of merged companies		111,495
Write-offs	(1,484)	(36,184)
Depreciation	(165,807)	(313,304)
Transfers and other	165,882	379,495
Buildings | Accumulated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,179,228	10,032,317	9,644,875
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (4,273,664)	(4,125,823)	(3,879,898)
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	6.77%
Property, plant and equipment	R$ 20,004,218	20,537,952	19,618,653
Additions	151,942	467,032
Additions of merged companies		453,617
Write-offs	(81,013)	(133,249)
Depreciation	(1,371,981)	(2,570,734)
Transfers and other	767,318	2,702,633
Machinery, equipment and facilities | Accumulated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	49,062,051	48,456,537	45,160,365
Machinery, equipment and facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,057,833)	(27,918,585)	(25,541,712)
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,669,640	17,485,109	10,373,151
Additions	4,275,742	10,742,118
Additions of merged companies		8,306
Write-offs
Depreciation
Transfers and other	(1,091,211)	(3,638,466)
Work in progress | Accumulated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,669,640	17,485,109	10,373,151
Work in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	19.02%
Property, plant and equipment	R$ 536,063	500,325	413,445
Additions	9,594	17,949
Additions of merged companies		11,175
Write-offs	(4,570)	(56,869)
Depreciation	(91,091)	(145,092)
Transfers and other	121,805	259,717
Other | Accumulated cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,594,824	1,491,663	1,281,328
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (1,058,761)	R$ (991,338)	R$ (867,883)